Labor and social obligations (Details 2) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) R$ / shares
Modified Plan [member] | I P C A [Member]
IfrsStatementLineItems [Line Items]
Expected volatility	0.00%
Expected life of stock options	5 years
Share price at the measurement date | R$ / shares	R$ 75
Model used	Binomial
Weighted average fair value at the measurement date | R$ / shares	R$ 28.10
Modified Plan [member] | Bottom of range [member] | I P C A [Member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$	R$ 59
Expected volatility	45.00%
Risk-free interest rate	10.00%
Modified Plan [member] | Top of range [member] | I P C A [Member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$	R$ 104
Expected volatility	54.00%
Risk-free interest rate	12.00%
Original Plan [member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Expected volatility	0.00%
Expected life of stock options	5 years
Share price at the measurement date | R$ / shares	R$ 75
Model used	Binomial
Weighted average fair value at the measurement date | R$ / shares	R$ 26.00
Original Plan [member] | Bottom of range [member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$	R$ 59
Expected volatility	45.00%
Risk-free interest rate	10.00%
Original Plan [member] | Top of range [member] | C D I [Member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$	R$ 104
Expected volatility	54.00%
Risk-free interest rate	12.00%